SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Basic and Diluted Net Income Per Share (Details) - USD ($)		3 Months Ended				4 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net Loss Attributable to Controlling Interests		$ (31,366,517)			$ (16,706,718)		$ (77,700,292)	$ (27,734,136)	$ (41,074,505)	$ (35,009,263)	$ (43,801,295)
Denominator:
Basic weighted average shares outstanding		68,980,596			66,322,878		68,159,532	65,633,949	65,833,962	47,587,945	24,602,085
Diluted weighted average shares outstanding		68,980,596			66,322,878		68,159,532	65,633,949	65,833,962	47,587,945	24,602,085
NET LOSS PER SHARE (BASIC)		$ (0.45)			$ (0.25)		$ (1.14)	$ (0.42)	$ (0.62)	$ (0.74)	$ (1.78)
Diluted net income (loss) per share		$ (0.45)			$ (0.25)		$ (1.14)	$ (0.42)	$ (0.62)	$ (0.74)	$ (1.78)
Common Class A
Denominator:
Diluted weighted average shares outstanding		32,457,500					27,345,147
Common Class B
Denominator:
Diluted net income (loss) per share		$ 0.12					$ (0.02)
Foresight Acquisition Corp [Member]
Numerator:
Net Loss Attributable to Controlling Interests		$ 4,850,707	$ (10,523,877)	$ 4,818,956		$ (2,286)	$ (854,214)
Denominator:
Basic weighted average shares outstanding	[1]					6,875,000
Diluted weighted average shares outstanding	[1]					6,875,000
NET LOSS PER SHARE (BASIC)						$ 0.00
Diluted net income (loss) per share						$ 0.00
Foresight Acquisition Corp [Member] | Common Class A
Numerator:
Net Loss Attributable to Controlling Interests		$ 3,900,575					$ (665,697)
Denominator:
Basic weighted average shares outstanding		32,457,500					27,345,147
Diluted weighted average shares outstanding		32,457,500
NET LOSS PER SHARE (BASIC)		$ 0.12					$ (0.02)
Diluted net income (loss) per share		$ 0.12					$ (0.02)
Foresight Acquisition Corp [Member] | Common Class B
Numerator:
Net Loss Attributable to Controlling Interests		$ 950,132					$ (188,517)
Denominator:
Basic weighted average shares outstanding		7,906,250					7,743,819
Diluted weighted average shares outstanding		7,906,250					7,743,819
NET LOSS PER SHARE (BASIC)		$ 0.12					$ (0.02)
Common Stock [Member] | Foresight Acquisition Corp [Member]
Denominator:
Diluted weighted average shares outstanding							7,743,819
Common Stock [Member] | Foresight Acquisition Corp [Member] | Common Class A
Denominator:
Diluted weighted average shares outstanding							27,345,147
Diluted net income (loss) per share							$ (0.02)
Common Stock [Member] | Foresight Acquisition Corp [Member] | Common Class B
Numerator:
Net Loss Attributable to Controlling Interests		$ 0	$ 0	$ 0		$ 0
Denominator:
Diluted weighted average shares outstanding		7,906,250
Diluted net income (loss) per share		$ 0.12					$ (0.02)

[1]	Excluded an aggregate of up to 1,031,250 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).